Trade And Other Receivables - Summary of Non-Current Trade and Other Receivables (Detail) - EUR (€) € in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and other non-current receivables [abstract]
Loans receivable		€ 1,841	€ 0
Other		0	1,246
Call deposit		1,617	2,351
Cash Guarantees and deposits		7,328	4,612
Total	€ 57,010	€ 10,786	€ 8,209